SIGNIFICANT ACQUISITIONS	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACQUISITIONS [Abstract]
SIGNIFICANT ACQUISITIONS

NOTE 5 - SIGNIFICANT ACQUISITIONS

---------------------------------

Effective June 30, 2013 and September 1, 2013, the Company  acquired a 37.5% and

37.5%  working  interest,  respectively  or a total of 75%  working  interest in certain  oil  and  gas  properties  located  in  Louisiana  and  Texas  totaling approximately  1955 gross  acres in  exchange  for  $3,869,497  in cash plus the assumption of  liabilities  in the amount of $281,962 as part of a purchase sale and participation  agreement dated February 27, 2013 as well as participate in a development  program that  includes the drilling and  completion  of  additional wells.  The  acquisition  was  accounted  for  using the  acquisition  method in accordance with guidance provided in ASC Topic 805.

The following  table presents the allocation of the purchase price to the assets acquired and  liabilities  assumed,  based on their fair values at June 30, 2013 and September 1, 2013, respectively:

                  Purchase price:

                  Oil and gas properties                $4,151,459

                  Liabilities assumed                   $  281,962

                                                        ----------

                  Total consideration                   $3,869,497

                                                        ==========

Subsequent  to the effective  dates of June 30, 2013 and September 1, 2013,  the

Company  reported in the Statement of Operations for the year ended December 31,

2013  revenues  from oil and gas sales in the amount of $734,128  related to the

Five Jab oil and gas properties.